Segment Results - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 2,385	€ 1,811		€ 5,225	€ 4,280
Equity Origination		45	114		79	313
Debt Origination		21	399		328	784
Advisory		166	110		299	182
Origination and Advisory		232	623		707	1,279
Other		28	(40)		38	(68)
Total net revenues		2,646	2,394	[1]	5,969	5,491	[1]
Provision for credit losses		72	2	[1]	108	3	[1]
Noninterest expenses [Abstract]
Compensation and benefits		588	532	[1]	1,199	1,065	[1]
General and administrative expenses		922	804	[1]	2,088	1,877	[1]
Impairment of goodwill and other intangible assets		0	0	[1]	0	0	[1]
Restructuring activities		2	11	[1]	3	12	[1]
Total noninterest expenses		1,512	1,347	[1]	3,290	2,954	[1]
Noncontrolling interests		2	(2)	[1]	3	(1)	[1]
Profit (loss) before tax		1,059	1,046	[1]	2,567	2,535	[1]
Total assets	[2]	706,000	586,000	[1]	706,000	586,000	[1]
Loans gross of allowances for loan losses	[2]	€ 99,000	€ 75,000	[1]	€ 99,000	€ 75,000	[1]

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	As of quarter-end